UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-7456

Name of Fund:  BlackRock Senior High Income Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Senior High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2008

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments


BlackRock Senior High Income Fund, Inc.


Schedule of Investments as of May 31, 2007 (unaudited)                                                          (in U.S. dollars)

                                         Face
Industry                               Amount   Corporate Bonds                                                         Value
Aerospace & Defense - 1.6%     $    5,510,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                $     5,654,637

Automotive - 4.1%                     680,000   Ford Motor Credit Co., 5.80% due 1/12/2009                                669,748
                                    2,240,000   Ford Motor Credit Co., 8.11% due 1/13/2012 (c)                          2,250,918
                                      250,000   Ford Motor Credit Co., 9.81% due 4/15/2012 (c)                            270,008
                                    5,070,000   The Goodyear Tire & Rubber Co., 9.14%
                                                due 12/01/2009 (c)(k)                                                   5,082,675
                                      910,000   The Goodyear Tire & Rubber Co., 8.625%
                                                due 12/01/2011 (k)                                                        982,800
                                    2,220,000   Lear Corp., 8.75% due 12/01/2016                                        2,131,200
                                    1,075,000   Metaldyne Corp., 11% due 6/15/2012                                      1,104,560
                                      770,000   Titan International, Inc., 8% due 1/15/2012                               793,100
                                      915,000   United Auto Group, Inc., 7.75% due 12/15/2016 (k)                         924,150
                                      700,000   Venture Holdings Co. LLC, 12% due 6/01/2009 (f)                                 0
                                    3,325,000   Venture Holdings Co. LLC Series B, 9.50%
                                                due 7/01/2005 (m)                                                          13,300
                                                                                                                  ---------------
                                                                                                                       14,222,459

Broadcasting - 0.5%                   500,000   LIN Television Corp. Series B, 6.50% due 5/15/2013                        505,000
                                    1,325,000   Paxson Communications Corp., 8.606%
                                                due 1/15/2012 (c)(k)                                                    1,353,154
                                                                                                                  ---------------
                                                                                                                        1,858,154

Cable - International - 0.1%          350,000   NTL Cable Plc, 8.75% due 4/15/2014                                        370,125

Cable - U.S. - 7.0%                 3,175,000   Cablevision Systems Corp. Series B, 9.82%
                                                due 4/01/2009 (c)                                                       3,361,531
                                    1,750,000   Charter Communications Holdings LLC, 10%
                                                due 4/01/2009                                                           1,798,125
                                    1,319,000   Charter Communications Holdings LLC, 11.125%
                                                due 1/15/2011                                                           1,345,380
                                      660,000   Charter Communications Holdings LLC, 10%
                                                due 5/15/2011                                                             669,900
                                      275,000   Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (c)                          293,906
                                    1,280,000   Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (c)                         1,308,800
                                    3,410,000   Intelsat Corp., 9% due 6/15/2016                                        3,733,950
                                    1,675,000   Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013               1,739,906
                                    2,400,000   Intelsat Subsidiary Holding Co. Ltd., 8.625%
                                                due 1/15/2015                                                           2,571,000
                                    1,875,000   Mediacom LLC, 9.50% due 1/15/2013                                       1,935,938
                                    5,250,000   Rainbow National Services LLC, 8.75% due 9/01/2012 (k)                  5,604,375
                                                                                                                  ---------------
                                                                                                                       24,362,811

Chemicals - 4.8%                      610,000   American Pacific Corp., 9% due 2/01/2015 (k)                              615,338
                                    1,350,000   ArCo Chemical Co., 9.80% due 2/01/2020                                  1,498,500
                                    2,250,000   Compass Minerals International, Inc. Series B, 12%
                                                due 6/01/2013 (i)                                                       2,227,500
                                    4,382,000   GEO Specialty Chemicals, Inc., 13.85% due 12/31/2009 (a)                3,615,150
                                    1,500,000   Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (c)(k)                  1,567,500
                                    1,170,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (k)                       1,177,310
                                      430,000   Momentive Performance Materials, Inc., 10.125%
                                                due 12/01/2014 (h)(k)                                                     449,350
                                    4,690,000   NOVA Chemicals Corp., 8.484% due 11/15/2013 (c)                         4,760,350
                                    1,000,000   PolyOne Corp., 6.89% due 9/22/2008                                        980,000
                                                                                                                  ---------------
                                                                                                                       16,890,998

Consumer - Durables - 0.1%            250,000   Simmons Bedding Co., 7.875% due 1/15/2014                                 255,000

Consumer - Non-Durables - 2.6%      4,725,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                            3,780,000
                                    2,125,000   North Atlantic Trading Co., 9.25% due 3/01/2012                         1,827,500
                                    3,525,000   Quiksilver, Inc., 6.875% due 4/15/2015                                  3,432,469
                                                                                                                  ---------------
                                                                                                                        9,039,969

Diversified Media - 2.0%              120,000   Affinion Group, Inc., 10.125% due 10/15/2015                              131,400
                                      395,000   Affinion Group, Inc., 11.50% due 10/15/2015                               441,413
                                    1,960,000   Idearc, Inc., 8% due 11/15/2016                                         2,031,050
                                      245,000   Network Communications, Inc., 10.75% due 12/01/2013                       260,005
                                    1,350,000   Nielsen Finance LLC, 10% due 8/01/2014 (k)                              1,471,500
                                    2,450,000   Universal City Florida Holding Co. I, 10.106%
                                                due 5/01/2010 (c)                                                       2,529,625
                                                                                                                  ---------------
                                                                                                                        6,864,993

Energy - Exploration &                200,000   Berry Petroleum Co., 8.25% due 11/01/2016                                 204,500
Production - 2.0%                   1,500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                            1,503,750
                                    1,580,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                  1,595,800
                                    2,985,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (k)                            3,059,625
                                      540,000   Stone Energy Corp., 8.106% due 7/15/2010 (c)(k)                           540,000
                                                                                                                  ---------------
                                                                                                                        6,903,675

Energy - Other - 2.7%               1,295,000   Aleris International, Inc., 9% due 12/15/2014 (h)(k)                    1,334,112
                                    5,000,000   Ocean RIG ASA, 9.35% due 4/04/2011 (c)                                  4,987,500
                                    3,025,000   SemGroup LP, 8.75% due 11/15/2015 (k)                                   3,164,906
                                                                                                                  ---------------
                                                                                                                        9,486,518

Financial - 2.4%                    3,000,000   American Real Estate Partners LP, 7.125%
                                                due 2/15/2013 (k)                                                       2,947,500
                                    4,000,000   Highland Legacy Ltd., 11.621% due 6/01/2011 (c)(k)                      4,006,000
                                      500,000   Investcorp SA, 7.54% due 10/21/2008                                       505,991
                                    1,000,000   Pennant CBO Ltd., 13.43% due 3/14/2011 (k)                                920,000
                                                                                                                  ---------------
                                                                                                                        8,379,491

Gaming - 3.3%                       4,475,000   CCM Merger, Inc., 8% due 8/01/2013 (k)                                  4,575,688
                                      550,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                due 12/15/2012 (k)                                                        598,125
                                    1,210,000   Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                due 2/15/2014 (k)                                                       1,258,400
                                      300,000   Penn National Gaming, Inc., 6.75% due 3/01/2015                           304,500
                                      500,000   Snoqualmie Entertainment Authority, 9.15%
                                                due 2/01/2014 (c)(k)                                                      511,250
                                    1,000,000   Station Casinos, Inc., 7.75% due 8/15/2016                              1,032,500
                                    1,650,000   Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (k)                 1,666,500
                                    1,500,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (k)                   1,595,625
                                                                                                                  ---------------
                                                                                                                       11,542,588

Health Care - 4.0%                  2,690,000   Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (c)               2,797,600
                                    1,875,000   CDRV Investors, Inc., 9.75% due 1/01/2015 (i)                           1,703,906
                                    1,000,000   The Cooper Cos., Inc., 7.125% due 2/15/2015 (k)                         1,020,000
                                    1,650,000   Elan Finance Plc, 7.75% due 11/15/2011                                  1,680,935
                                    2,325,000   Elan Finance Plc, 9.36% due 11/15/2011 (c)                              2,371,500
                                    3,000,000   Tenet Healthcare Corp., 7.375% due 2/01/2013                            2,827,500
                                      500,000   Universal Hospital Services, Inc., 8.50%
                                                due 6/01/2015 (h)(k)                                                      510,510
                                      460,000   Universal Hospital Services, Inc., 8.759%
                                                due 6/01/2015 (c)(k)                                                      466,900
                                      700,000   VWR International, Inc., 8% due 4/15/2014                                 753,375
                                                                                                                  ---------------
                                                                                                                       14,132,226

Housing - 5.1%                      1,500,000   CPG International I, Inc., 10.50% due 7/01/2013                         1,590,000
                                    1,540,000   Esco Corp., 9.235% due 12/15/2013 (c)(k)                                1,601,600
                                    1,831,000   Goodman Global Holding Co., Inc., 8.36%
                                                due 6/15/2012 (c)                                                       1,851,599
                                    4,750,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                 4,833,125
                                    2,050,000   Masonite Corp., 11% due 4/06/2015 (k)                                   1,937,250
                                    6,000,000   Realogy Corp., 11% due 4/15/2014 (h)(k)                                 5,970,000
                                                                                                                  ---------------
                                                                                                                       17,783,574

Information Technology - 2.0%         280,000   Compagnie Generale de Geophysique-Veritas, 7.75%
                                                due 5/15/2017                                                             295,400
                                    3,710,000   Freescale Semiconductor, Inc., 9.125%
                                                due 12/15/2014 (h)(k)                                                   3,672,900
                                      430,000   Freescale Semiconductor, Inc., 9.23%
                                                due 12/15/2014 (c)(k)                                                     430,538
                                      240,000   Nortel Networks Ltd., 9.606% due 7/15/2011 (c)(k)                         258,600
                                      175,000   Sanmina-SCI Corp., 8.125% due 3/01/2016                                   170,188
                                    2,180,000   Spansion, Inc., 8.485% due 6/01/2013 (c)(k)                             2,207,250
                                                                                                                  ---------------
                                                                                                                        7,034,876

Leisure - 0.4%                      1,750,000   True Temper Sports, Inc., 8.375% due 9/15/2011                          1,570,625

Manufacturing - 3.3%                3,000,000   Communications & Power Industries, Inc., 8%
                                                due 2/01/2012                                                           3,060,000
                                    1,838,000   Invensys Plc, 9.875% due 3/15/2011 (k)                                  1,975,850
                                    1,320,000   Jarden Corp., 7.50% due 5/01/2017                                       1,346,400
                                    2,490,000   NXP BV, 8.106% due 10/15/2013                                           2,564,700
                                      950,000   NXP BV, 9.50% due 10/15/2015                                              983,250
                                      740,000   RBS Global, Inc., 9.50% due 8/01/2014                                     795,500
                                      835,000   RBS Global, Inc., 8.875% due 9/01/2016                                    870,488
                                                                                                                  ---------------
                                                                                                                       11,596,188

Metal - Other - 4.8%                5,430,000   Freeport-McMoRan Copper & Gold, Inc., 8.564%
                                                due 4/01/2015 (c)                                                       5,721,863
                                    3,700,000   Indalex Holding Corp. Series B, 11.50% due 2/01/2014                    3,926,625
                                    4,530,000   Peabody Energy Corp., 7.375% due 11/01/2016                             4,796,138
                                    2,225,000   RathGibson, Inc., 11.25% due 2/15/2014                                  2,358,500
                                                                                                                  ---------------
                                                                                                                       16,803,126

Packaging - 1.8%                      100,000   Berry Plastics Holding Corp., 9.235% due 9/15/2014 (c)                    102,375
                                    4,285,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (k)                 4,327,850
                                    2,000,000   Wise Metals Group LLC, 10.25% due 5/15/2012                             1,900,000
                                                                                                                  ---------------
                                                                                                                        6,330,225

Paper - 10.2%                       3,275,000   Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (c)                     3,086,688
                                    4,975,000   Ainsworth Lumber Co. Ltd., 9.11% due 10/01/2010 (c)                     4,079,500
                                    2,500,000   Ainsworth Lumber Co. Ltd., 9.364% due 4/01/2013 (c)                     1,925,000
                                    1,100,000   Boise Cascade LLC, 8.235% due 10/15/2012 (c)                            1,100,000
                                      350,000   Boise Cascade LLC, 7.125% due 10/15/2014                                  350,000
                                    7,475,000   Bowater, Inc., 8.36% due 3/15/2010 (c)                                  7,484,344
                                    1,775,000   Domtar, Inc., 7.125% due 8/15/2015                                      1,786,094
                                      215,000   Graphic Packaging International Corp., 9.50%
                                                due 8/15/2013                                                             228,706
                                    5,175,000   NewPage Corp., 11.606% due 5/01/2012 (c)                                5,750,719
                                    5,150,000   Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                          5,291,625
                                      800,000   Smurfit-Stone Container Enterprises, Inc., 8.375%
                                                due 7/01/2012                                                             816,000
                                    1,300,000   Smurfit-Stone Container Enterprises, Inc., 8%
                                                due 3/15/2017 (k)                                                       1,309,750
                                    2,300,000   Verso Paper Holdings LLC, 9.11% due 8/01/2014 (c)(k)                    2,369,000
                                      250,000   Verso Paper Holdings LLC, 11.375% due 8/01/2016 (k)                       267,500
                                                                                                                  ---------------
                                                                                                                       35,844,926

Retail - 0.6%                       1,780,000   Michaels Stores, Inc., 10% due 11/01/2014 (k)                           1,922,400

Service - 1.6%                      2,700,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                2,794,500
                                    2,000,000   Neff Rental LLC, 11.25% due 6/15/2012                                   2,320,000
                                      550,000   PNA Intermediate Holding Corp., 12.36%
                                                due 2/15/2013 (c)(k)                                                      561,000
                                                                                                                  ---------------
                                                                                                                        5,675,500

Telecommunications - 2.5%           1,200,000   Nordic Telephone Co. Holdings ApS, 8.875%
                                                due 5/01/2016 (k)                                                       1,300,500
                                    4,000,000   Qwest Communications International, Inc., 8.86%
                                                due 2/15/2009 (c)                                                       4,050,000
                                    1,025,000   Qwest Corp., 8.61% due 6/15/2013 (c)                                    1,122,375
                                    2,000,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                 2,147,500
                                                                                                                  ---------------
                                                                                                                        8,620,375

Transportation - 1.4%               1,000,000   Atlantic Express Transportation Corp., 12.609%
                                                due 4/15/2012 (c)(k)                                                      997,500
                                    1,000,000   Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (k)                1,061,250
                                    3,030,000   St. Acquisition Corp., 13.107% due 5/15/2015 (c)(k)                     2,939,100
                                                                                                                  ---------------
                                                                                                                        4,997,850

Utility - 1.5%                      1,525,000   El Paso Performance-Linked Trust, 7.75%
                                                due 7/15/2011 (k)                                                       1,612,688
                                    2,620,000   NSG Holdings LLC, 7.75% due 12/15/2025 (k)                              2,757,550
                                      725,000   Williams Cos., Inc., 8.625% due 6/01/2010                                 756,719
                                                                                                                  ---------------
                                                                                                                        5,126,957

Wireless Communications - 0.8%        630,000   iPCS, Inc., 7.48% due 5/01/2013 (c)(k)                                    631,575
                                      310,000   Orascom Telecom Finance SCA, 7.875% due 2/08/2014                         305,226
                                      395,000   Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (k)                     386,606
                                    1,500,000   Rural Cellular Corp., 8.25% due 3/15/2012                               1,578,750
                                                                                                                  ---------------
                                                                                                                        2,902,157

                                                Total Corporate Bonds (Cost - $256,679,270) - 73.2%                   256,172,423




                                                Floating Rate Loan Interests (b)
Aerospace & Defense - 1.9%             78,014   Hawker Beechcraft Letter of Credit, 5.25% due 3/31/2014                    78,376
                                      921,986   Hawker Beechcraft Term Loan B, 7.32% due 3/31/2014                        926,268
                                      999,369   IAP Worldwide Services, Inc. Term Loan, 9.688%
                                                due 12/31/2012                                                          1,002,180
                                      498,750   MRO Acquisitions Corp. First Lien Term Loan, 7.82%
                                                due 9/15/2010                                                             500,309
                                    4,328,704   Standard Aero Holdings Term Loan, 7.59%
                                                due 8/24/2012                                                           4,328,704
                                                                                                                  ---------------
                                                                                                                        6,835,837

Airlines - 0.4%                     1,250,000   Delta Airlines First Lien Term Loan, 7.355% due 5/15/2012               1,254,375

Automotive - 5.1%                   2,000,000   ADESA, Inc. Term Loan B, 7.57% due 10/30/2013                           2,012,752
                                    1,000,000   Goodyear Tire & Rubber Co., First Lien Term Loan, 7.10%
                                                due 4/30/2014                                                           1,003,929
                                      447,127   Intermet Corp. First Lien Term Loan, 10.353%
                                                due 11/08/2010                                                            378,568
                                      648,148   Intermet Corp., Letter of Credit, 10.20% due 11/08/2010                   548,766
                                    1,496,250   Keystone Automotive Operations, Inc. Term Loan B,
                                                8.75% due 1/15/2012                                                     1,451,363
                                       57,692   Metaldyne Corp., Letter of Credit, 8.92% - 9.10%
                                                due 1/15/2012                                                              58,149
                                      392,308   Metaldyne Corp., Term Loan B, 9.10% due 1/15/2014                         395,414
                                    1,066,667   Navistar International Transportation Corp., Revolving Credit,
                                                5.22% - 8.61% due 6/30/2012                                             1,080,889
                                    2,933,333   Navistar International Transportation Corp. Term Loan,
                                                8.61% due 6/30/2012                                                     2,972,443
                                    1,995,000   Oshkosh Truck Corp. Term Loan B, 7.35% due 11/30/2013                   2,002,481
                                      987,453   United Components, Inc. Term Loan D, 7.61%
                                                due 6/30/2012                                                             992,391
                                    4,750,000   Visteon Corp. Term Loan B, 8.35% - 8.38% due 6/13/2013                  4,779,198
                                                                                                                  ---------------
                                                                                                                       17,676,343

Beverages - 0.9%                    1,500,000   Culligan International Dollar Loan, 7.57% due 11/24/2012                1,500,000
                                    1,500,000   Culligan International Term Loan B, 9.50% due 4/24/2012                 1,507,500
                                                                                                                  ---------------
                                                                                                                        3,007,500

Broadcasting - 3.1%                 3,000,000   Bresnan Telecommunications Term Loan B, 7.38%
                                                due 9/29/2013                                                           3,010,314
                                    4,000,000   Ellis Communications Term Loan, 10% due 12/30/2011                      3,990,000
                                    3,758,389   Univision Communications, Inc. Delay Draw Term
                                                Loan, 7.605% due 9/30/2014                                              3,752,970
                                                                                                                  ---------------
                                                                                                                       10,753,284

Cable - U.S. - 7.2%                 4,400,037   Cebridge Connections Second Lien Term Loan,
                                                11.356% - 11.36% due 5/04/2014                                          4,538,916
                                    3,155,173   Cebridge Connections Term Loan B, 7.34% - 7.35%
                                                due 11/05/2013                                                          3,156,946
                                    8,000,000   Charter Communications, Inc. Term Loan B, 7.32%
                                                due 4/30/2014                                                           7,999,504
                                    5,000,000   Insight Midwest Holdings LLC Delay Draw Term Loan,
                                                7.35% due 4/03/2014                                                     5,031,640
                                    1,992,653   Mediacom Communications Term Loan D, 7.10% - 7.11%
                                                due 1/31/2015                                                           1,992,343
                                    2,561,081   Mediacom LLC Term Loan C, 7.09% - 7.11% due 1/31/2015                   2,564,283
                                                                                                                  ---------------
                                                                                                                       25,283,632

Chemicals - 3.9%                    2,652,750   CII Carbon Term Loan B, 7.375% due 8/23/2012                            2,659,382
                                    1,194,012   Huntsman ICI Holdings Term Loan B, 7.07%
                                                due 8/16/2012                                                           1,199,609
                                    1,568,000   Rockwood Specialties Group, Inc. Tranche D Term
                                                Loan, 7.355% due 12/10/2012                                             1,579,760
                                    8,000,000   Wellman, Inc. First Lien Term Loan, 9.356% due 2/10/2009                8,078,336
                                                                                                                  ---------------
                                                                                                                       13,517,087

Consumer - Non-Durables - 0.4%      1,451,250   Solo Cup Co. Term Loan, 8.84% - 8.85% due 2/27/2011                     1,473,926

Diversified Media - 3.9%            2,000,000   Affinion Group Term Loan, 11.66% due 3/01/2012                          2,000,000
                                      605,797   GateHouse Media, Inc. Delay Draw Term Loan,
                                                7.35% - 7.36% due 9/15/2014                                               605,040
                                    1,500,000   GateHouse Media, Inc. Term Loan B, 7.36%
                                                due 9/15/2014                                                           1,498,125
                                    1,000,000   Hanley-Wood LLC Term Loan B, 7.59% - 7.61%
                                                due 3/07/2014                                                             995,417
                                    2,992,500   Idearc, Inc. Term Loan B, 7.35% due 11/15/2014                          3,013,639
                                    3,482,500   Nielsen Finance LLC Term Loan B, 7.607% due 8/15/2013                   3,509,709
                                      750,000   Penton Media Term Loan, 7.60% - 7.605% due 2/15/2013                      753,047
                                      479,022   Riverdeep Group Ltd. Bridge Loan, 11.55% due 12/21/2007                   479,022
                                      750,000   Riverdeep Group Ltd. Term Loan B, 8.10% due 12/21/2013                    753,516
                                                                                                                  ---------------
                                                                                                                       13,607,515

Energy - Exploration &                450,000   Big West Oil & Gas Term Loan B, 9.50% due 5/15/2014                       452,250
Production - 2.5%                   6,000,000   Frontier Drilling Term Loan B, 8.60% due 6/21/2013                      6,007,500
                                      495,000   MEG Energy Corp. Term Loan B, 7.35% due 4/03/2013                         498,480
                                    1,000,000   Sandridge Energy Term Loan, 8.975% due 3/01/2014                        1,030,000
                                      803,571   Western Refining Co. LP Term Loan B, 7.07% due
                                                3/15/2014                                                                 806,585
                                                                                                                  ---------------
                                                                                                                        8,794,815

Energy - Other - 2.9%                 330,833   Alon USA, Inc., Delay Draw Term Loan, 7.57%
                                                due 6/22/2013                                                             332,488
                                    2,646,667   Alon USA, Inc., Term Loan B, 7.57% - 7.62% due 6/22/2013                2,659,900
                                    1,500,000   Dresser, Inc. First Lien Term Loan, 7.82% due 5/15/2014                 1,511,813
                                    1,000,000   Dresser, Inc. Second Lien Term Loan, 11.07%
                                                due 5/15/2015                                                           1,018,750
                                    2,468,750   Key Energy Services, Inc. Term Loan B, 7.85% - 7.856%
                                                due 6/30/2012                                                           2,481,094
                                    2,000,000   Scorpion Drilling Ltd. Second Lien Term Loan, 13.61%
                                                due 5/05/2015                                                           2,130,000
                                                                                                                  ---------------
                                                                                                                       10,134,045

Financial - 1.2%                    1,000,000   J.G. Wentworth Manufacturing Second Lien Term Loan,
                                                10.35% due 10/15/2014                                                   1,014,375
                                    3,000,000   J.G. Wentworth Manufacturing Term Loan B, 7.60%
                                                due 4/15/2014                                                           3,003,750
                                                                                                                  ---------------
                                                                                                                        4,018,125

Food & Tobacco - 4.4%                 329,207   Aramark Corp., Letter of Credit, 5.20% due 1/30/2014                      331,377
                                    4,606,443   Aramark Corp., Term Loan B, 7.35% due 1/30/2014                         4,636,804
                                      750,000   Bolthouse Farms, Inc. Second Lien Term Loan, 10.85%
                                                due 12/01/2013                                                            758,750
                                      558,777   Dole Food Co., Inc., Letter of Credit, 5.226% due 4/12/2013               558,738
                                    1,244,675   Dole Food Co., Inc., Term Loan B, 7.438% - 9.25%
                                                due 4/12/2013                                                           1,244,589
                                    4,148,917   Dole Food Co., Inc., Term Loan C, 7.438% - 9.25%
                                                due 4/04/2013                                                           4,148,630
                                      970,560   Eight O'Clock Coffee Second Lien Term Loan, 8.125%
                                                due 7/21/2012                                                             970,560
                                    1,401,962   Pierre Foods, Inc. Term Loan B, 7.61% due 6/30/2010                     1,406,344
                                      992,500   QCE LLC First Lien Term Loan, 7.598% due 5/05/2013                        997,214
                                      250,000   Sturm Foods, Inc. First Lien Term Loan, 7.938%
                                                due 1/30/2014                                                             250,938
                                                                                                                  ---------------
                                                                                                                       15,303,944

Gaming - 2.6%                       1,300,000   Edge-Star Partners LLC First Lien Term Loan, 9.36%
                                                due 11/18/2007                                                          1,300,000
                                      200,000   Edge-Star Partners LLC First Lien Term Loan, 9.36%
                                                due 11/18/2007                                                            200,000
                                      748,125   Greenwood Racing, Inc. Term Loan, 7.57% due 11/15/2013                    751,866
                                    1,200,000   Las Vegas Sands Term Loan B, 7.07% due 5/04/2014                        1,203,323
                                    1,500,000   Venetian Macau US Finance Co. LLC Delay Draw Term Loan,
                                                7.60% due 5/25/2012                                                     1,505,859
                                    4,000,000   Venetian Macau US Finance Co. LLC Term Loan B,
                                                7.60% due 5/25/2013                                                     4,033,180
                                                                                                                  ---------------
                                                                                                                        8,994,228

Health Care - 2.7%                    497,500   Community Health Systems, Inc. Term Loan B, 7.10%
                                                due 12/15/2013                                                            498,278
                                    1,107,600   DaVita, Inc. Term Loan B, 6.82% - 6.86% due 7/30/2012                   1,110,716
                                    2,000,000   Health Management Associates, Inc. Term Loan B,
                                                7.10% due 1/15/2014                                                     2,008,056
                                    3,000,000   Pharmaceutical Technologies & Services (PTS) Term Loan,
                                                7.60% due 4/15/2014                                                     3,007,032
                                      497,500   Sterigenics International, Inc. Term Loan B, 7.86% due
                                                11/30/2013                                                                499,366
                                    2,347,414   VWR International, Inc. Tranche B Term Loan, 7.61%
                                                due 4/07/2011                                                           2,354,750
                                                                                                                  ---------------
                                                                                                                        9,478,198

Housing - 2.7%                      1,476,563   Headwaters, Inc. Term Loan B-1, 7.36% due 4/30/2011                     1,476,563
                                    5,000,000   LNR Property Corp. Term Loan B, 8.11% due 7/12/2011                     5,019,645
                                    3,000,000   Realogy Corp. Letter of Credit, 8.35% due 9/22/2014                     3,001,173
                                                                                                                  ---------------
                                                                                                                        9,497,381

Information Technology - 3.9%       1,638,380   Activant Solutions Term Loan B, 7.375% due 5/02/2013                    1,634,284
                                      500,000   Audio Visual Services Corp. Second Lien Term Loan, 10.85%
                                                due 9/15/2014                                                             501,875
                                    2,000,000   Audio Visual Services Corp. Term Loan B, 7.60%
                                                due 3/15/2014                                                           2,010,000
                                      973,460   ClientLogic Holding Corp. Term Loan B, 7.82%
                                                due 1/30/2014                                                             978,328
                                      464,286   Intergraph Corp. Term Loan, 7.61% due 5/15/2014                           467,574
                                      697,491   RedPrairie Corp. Term Loan, 8.375% - 10.25% due 7/31/2012                 699,235
                                      299,250   RedPrairie Corp. Term Loan, 8.375% due 1/31/2013                          299,998
                                    1,990,000   Reynolds and Reynolds Company First Lien Term Loan,
                                                7.35% due 10/31/2012                                                    2,002,081
                                    3,000,000   Sanmina-SCI Corp. Term Loan, 8.375% due 1/30/2008                       3,011,250
                                      498,750   SunGard Data Systems, Inc. Term Loan B, 7.356%
                                                due 2/28/2014                                                             502,407
                                    1,653,750   Telcordia Technologies, Inc. Term Loan, 8.11%
                                                due 9/15/2012                                                           1,635,145
                                                                                                                  ---------------
                                                                                                                       13,742,177

Leisure - 1.3%                      2,977,500   Cedar Fair LP Term Loan B, 7.32% due 8/30/2012                          3,007,090
                                    1,500,000   National Cinemedia LLC Term Loan B, 7.09%
                                                due 2/28/2015                                                           1,500,804
                                                                                                                  ---------------
                                                                                                                        4,507,894

Manufacturing - 3.2%                  500,000   Brand Energy Letter of Credit, 7.625% due 2/15/2014                       500,000
                                    1,000,000   Harrington Holdings, Inc. Term Loan, 7.84%
                                                due 1/15/2014                                                           1,005,000
                                    1,000,000   Huish Detergents, Inc. First Lien Term Loan, 7.32%
                                                due 4/15/2014                                                           1,001,563
                                    1,529,412   Invensys PLC Bonding Tranche, 7.356% due 12/15/2010                     1,533,873
                                    1,720,588   Invensys PLC Term Loan, 7.347% due 1/15/2011                            1,731,342
                                    1,207,964   John Maneely Co. Term Loan B, 8.571% - 8.622%
                                                due 12/15/2013                                                          1,205,133
                                    3,348,427   Metokote Corp. Second Lien Term Loan, 8.32% - 8.36%
                                                due 11/27/2011                                                          3,356,798
                                    1,000,000   Mueller Water Products Term Loan B, 7.07%
                                                due 5/16/2014                                                           1,007,500
                                                                                                                  ---------------
                                                                                                                       11,341,209

Metal - Other - 1.3%                3,000,000   Euramax International Plc Second Lien Term Loan, 13.35%
                                                due 6/29/2013                                                           2,949,375
                                    1,696,527   Euramax International Plc Tranche 3 Term Loan B,
                                                8.375% due 6/29/2012                                                    1,691,578
                                                                                                                  ---------------
                                                                                                                        4,640,953

Packaging - 1.3%                    1,567,095   Anchor Glass Container Corp. Term Loan B, 7.60% - 7.61%
                                                due 5/03/2013                                                           1,559,259
                                    2,000,000   Graham Packaging Term Loan B, 7.625% due 4/15/2011                      2,015,416
                                    1,000,000   Graphic Packaging International Term Loan B, 8.75%
                                                due 8/08/2010                                                           1,008,542
                                                                                                                  ---------------
                                                                                                                        4,583,217

Paper - 0.2%                           27,586   Cenveo, Inc. Delay Draw Term Loan, 7.10% due 9/07/2013                     27,621
                                      827,586   Cenveo, Inc. Term Loan C, 7.10% due 9/07/2013                             828,621
                                                                                                                  ---------------
                                                                                                                          856,242

Personal Products - 0.3%            1,000,000   KIK Corp First Lien Term Loan, 7.61% due 5/30/2014                      1,005,000

Retail - 0.7%                         500,000   Burlington Coat Factory Warehouse Corp. Term Loan B,
                                                7.61% due 4/15/2013                                                       498,646
                                    1,500,000   Claire's Stores Term Loan B, 8.07% due 5/24/2014                        1,492,970
                                      498,750   PETCO Animal Supplies, Inc. Term Loan, 8.10%
                                                due 10/31/2012                                                            502,847
                                                                                                                  ---------------
                                                                                                                        2,494,463

Service - 4.0%                        807,272   Allied Waste North America, Inc., Term Loan, 7.06% - 7.15%
                                                due 1/15/2012                                                             811,020
                                      382,057   Allied Waste North America, Inc., Tranche A Credit
                                                Linked Deposit, 5.32% due 1/15/2012                                       384,074
                                      800,000   Brickman Group, Inc. Term Loan, 7.34% - 7.399%
                                                due 1/30/2014                                                             802,000
                                    1,000,000   Brock Holdings Term Loan, 7.32% due 2/28/2014                           1,003,750
                                      750,000   Inmar, Inc. Term Loan B, 7.82% due 5/15/2013                              754,688
                                    1,725,712   NES Rentals Holdings, Inc. Term Loan C, 12.125%
                                                due 7/12/2013                                                           1,736,498
                                      732,336   United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                       735,279
                                      333,333   United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                5.32% due 2/14/2011                                                       334,673
                                    7,530,327   Waste Services, Inc. Term Loan D, 7.82% due 3/31/2011                   7,586,804
                                                                                                                  ---------------
                                                                                                                       14,148,786

Steel - 0.1%                          498,750   McJunkin Corp. Term Loan B, 7.60% due 1/30/2014                           501,867

Telecommunications - 1.0%             750,000   Knology, Inc. Term Loan B, 7.59% due 3/15/2012                            752,344
                                    1,702,542   Winstar Communications Debtor in Possession, 6.366%
                                                due 12/31/2006 (m)                                                      2,568,000
                                                                                                                  ---------------
                                                                                                                        3,320,344

Transportation - 0.9%               3,000,000   Swift Transportation Co., Inc. Term Loan B, 8.375%
                                                due 5/15/2014                                                           2,992,875

Utility - 0.2%                        742,500   Generac Portable Products, Inc. First Lien Term Loan,
                                                7.85% due 11/15/2013                                                      734,810

Wireless Communications - 2.2%      1,000,000   American Cellular Network Term Loan B, 7.32%
                                                due 3/15/2014                                                           1,005,500
                                    2,750,000   Centennial Cellular Operating Co. Term Loan, 7.35% - 7.36%
                                                due 2/09/2011                                                           2,768,906
                                    2,000,000   Crown Castle Operating Co. Term Loan, 6.899%
                                                due 3/15/2014                                                           2,003,592
                                    1,995,000   West Corp. Term Loan, 7.763% - 8.11% due 10/31/2013                     2,009,963
                                                                                                                  ---------------
                                                                                                                        7,787,961

                                                Total Floating Rate Loan Interests
                                                (Cost - $228,826,298) - 66.4%                                         232,288,033




                                       Shares
                                         Held   Common Stocks
Chemicals - 0.0%                      142,466   GEO Specialty Chemicals, Inc. (e)                                         142,466

Leisure - 0.2%                         41,866   Lodgian, Inc. (e)                                                         635,945

Paper - 0.1%                           18,171   Smurfit Kappa Plc (e)                                                     464,555

                                                Total Common Stocks (Cost - $2,818,960) - 0.3%                          1,242,966




                                                Warrants (l)
Wireless Communications - 0.1%            600   American Tower Corp. (expires 8/01/2008)                                  365,346

                                                Total Warrants  (Cost - $39,036) - 0.1%                                   365,346




                                   Beneficial
                                     Interest   Other Interests (g)
Automotive - 0.0%              $    4,130,972   Cambridge Industries, Inc.
                                                (Litigation Trust Certificates)                                                41

Cable - U.S. - 0.0%                     2,500   Adelphia Preferred Escrow                                                       0
                                      250,000   Adelphia Recovery Trust Series ACC-6B INT                                      25
                                                                                                                  ---------------
                                                                                                                               25

Health Care - 0.0%                     10,284   MEDIQ, Inc. (Preferred Stock Escrow due 2/01/2006) (g)                          0

                                                Total Other Interests (Cost - $25) - 0.0%                                      66




                                                Short-Term Securities
                               $    3,114,350   BlackRock Liquidity Series,
                                                LLC Cash Sweep Series, 5.26% (d)(j)                                     3,114,350

                                                Total Short-Term Securities (Cost - $3,114,350) - 0.9%                  3,114,350

                                                Total Investments (Cost - $491,477,939*) - 140.9%                     493,183,184
                                                Liabilities in Excess of Other Assets - (40.9%)                     (143,228,333)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   349,954,851
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       491,204,049
                                                ===================
    Gross unrealized appreciation               $        12,870,641
    Gross unrealized depreciation                      (10,891,506)
                                                -------------------
    Net unrealized appreciation                 $         1,979,135
                                                ===================

(a) Convertible security.

(b) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as London InterBank Rate ("LIBOR"), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

(c) Floating rate security.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $ (1,736,275)      $  92,858


(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(j) Represents the current yield as of May 31, 2007.

(k) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity and is non-income producing.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Swaps outstanding as of May 31, 2007 were as follows:

                                                Notional        Unrealized
                                                 Amount        Appreciation

    Sold credit default protection on Ford
    Motor Credit Co. and receive 2.05%

    Broker, Deustche Bank AG London
    Expires March 2010                        $  5,000,000      $    4,090



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior High Income Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior High Income Fund, Inc.


Date: July 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior High Income Fund, Inc.


Date: July 24, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Senior High Income Fund, Inc.


Date: July 24, 2007